Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 95	$ 73
Interest bearing time deposits with banks	350	350
Investment securities available for sale	150,488	152,327
Restricted investment in FHLB stock	3,610	3,509
Non-interest bearing deposits	104,006	106,667
Interest bearing deposits	351,816	350,459
Short-term borrowings with Federal Home Loan Bank	32,196	35,057	$ 20,544
Long-term debt	25,000	22,500
Other interest bearing liabilities	1,545	1,471
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	9,464	10,385
Interest bearing deposits with banks	95	73
Interest bearing time deposits with banks	350	350
Investment securities available for sale	150,488	152,327
Restricted investment in FHLB stock	3,610	3,509
Loans held for sale		1,808
Loans, net of allowance for loan losses	375,574	374,565
Mortgage servicing rights	205	205
Accrued interest receivable	1,582	1,806
Non-interest bearing deposits	104,006	106,667
Interest bearing deposits	351,816	350,459
Securities sold under agreements to repurchase	4,496	4,996
Short-term borrowings with Federal Home Loan Bank	27,700	30,061
Long-term debt	25,000	22,500
Other interest bearing liabilities	1,545	1,471
Accrued interest payable	268	238
Commitments to extend credit
Letters of credit
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	9,464	10,385
Interest bearing deposits with banks	95	73
Interest bearing time deposits with banks	350	350
Investment securities available for sale	150,488	152,327
Restricted investment in FHLB stock	3,610	3,509
Loans held for sale		1,808
Loans, net of allowance for loan losses	366,660	373,078
Mortgage servicing rights	205	205
Accrued interest receivable	1,582	1,806
Non-interest bearing deposits	104,006	106,667
Interest bearing deposits	354,628	352,859
Securities sold under agreements to repurchase	4,496	4,996
Short-term borrowings with Federal Home Loan Bank	27,700	30,061
Long-term debt	24,963	22,482
Other interest bearing liabilities	1,549	1,476
Accrued interest payable	268	238
Commitments to extend credit
Letters of credit